ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued payroll and welfare	$ 13,156,748	$ 19,043,496
Income and non-income based taxes payables	9,084,256	7,319,738
Accrued professional expenses	3,818,169	4,300,517
Accrued marketing expenses	4,073,134	3,863,879
Advanced from customers	4,331,955	3,425,224
Accrued data and IT service expenses	3,331,258	1,301,092
Others	2,045,958	425,099
Total	43,395,355	42,381,946
Employees
Accrued Expenses And Other Current Liabilities [Line Items]
Amounts due to employees for sale of their shares exercised under the share incentive plan	$ 3,553,877	$ 2,702,901